CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of contingent liabilities [text block] [Abstract]
Schedule of Lawsuits filed by LATAM Airlines Group S.A. and Subsidiaries
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Fidelidade Viagens e Turismo	Fazenda Pública do Município de São Paulo.	1004194-37.2018.8.26.0053 (EF 1526893-48.2018.8.26.0090)	This is a voidance action appealing the charges for violations and fines (67.168.795 / 67.168.833 / 67.168.884 / 67.168.906 / 67.168.914 / 67.168.965). We are arguing that numbers are missing from the ISS calculation base since the company supposedly made improper deductions.	The lawsuit was assigned on January 31, 2018. That same day, a decision was rendered suspending the charges without any bond. The municipality filed an appeal against this decision on April 30, 2018. On November 11, 2019 there was a totally favorable decision for Tam Viagens S.A. The Municipio filed an appeal that is pending.	84,652

LATAM Airlines Group S.A., Aerovías de Integración Regional S.A., LATAM Airlines Perú S.A., Latam-Airlines Ecuador S.A., LAN Cargo S.A., TAM Linhas Aereas S.A. and 32 affiliates	United States Bankruptcy Court for the Southern District of New York	Case No. 20-11254	LATAM Airlines initiated a reorganization proceeding in the United States of America in accordance with the regulations established in Chapter 11 of Title 11 of the Code of the United States of America, filing a voluntary request for relief pursuant thereto (the “Chapter 11 Proceeding”), which grants an automatic stay of enforcement for at least 180 days.	On May 26, 2020, LATAM Airlines Group S.A. and 28 affiliates individually filed a voluntary bankruptcy petition with the United States Bankruptcy Court for the Southern District of New York pursuant to Chapter 11 of the United States Bankruptcy Code. Subsequently, on July 7 and 9, 2020, 9 additional affiliated debtors (the “Subsequent Debtors”), including TAM Linhas Aereas S.A., filed voluntary bankruptcy applications with the Court pursuant to Chapter 11 of the United States Bankruptcy Code. The cases are pending ruling before the Honorable Judge James L. Garrity Jr. and are jointly administered under case number 20-11254. On September 18, 2020, LATAM Airlines Group S.A. received approval of the amended proposal on Debtor in Possession (DIP) financing submitted September 17, 2020 to the United States District Court for the Southern District of New York. The Court issued an order setting December 18, 2020 as the general deadline by which LATAM’s creditors can present proof of claim, except for certain litigants in Brazil, who can present proof of claim through February 5, 2021. The judge also extended the period during which LATAM has the exclusive right to present a reorganization plan to January 29, 2021 On January 27, 2021, the Court approved the extension for the period for exclusively filing the reorganization plan until June 30, 2021. Currently, various hearings have been held, the process is in force.	-0-
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$

LATAM Airlines Group S.A.	2° Juzgado Civil de Santiago	C-8553-2020	Request for recognition of the foreign reorganization proceeding.	On June 1, 2020, LATAM Airlines Group SA, in its capacity as foreign representative of the reorganization procedure under the rules of Chapter 11 of Title 11 of the United States Code, filed the request for recognition of the foreign reorganization proceeding as the main proceeding, pursuant to Law 20,720. On June 4, 2020, the Court issued the ruling recognizing in Chile the bankruptcy proceeding for the foreign reorganization of the company LATAM Airlines Group S.A. All remedies filed against the decision have been dismissed, so the decision is final. Currently the proceeding remains open.	-0-

Aerovías de Integración Regional S.A.	Superintendencia de Sociedades	-	Request for recognition of the foreign reorganization proceeding.	On June 12, 2020, the Superintendency of Companies recognized in Colombia the reorganization proceeding filed before the Bankruptcy Court of the United States of America for the Southern District of New York as a main process, under the terms of Title III of Law 1116 of 2006. On October 2, 2020, the Companies Commission of Colombia acknowledged the decision adopted September 18, 2020, by the United States District Court for the Southern District of New York that approved the Debtor in Possession financing proposal submitted by LATAM Airlines Group S.A. and the companies that voluntarily petitioned for Chapter 11, including the Colombian companies.	-0-
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$

LATAM Airlines Perú S.A	INDECOPI	-	Request for a preventive bankruptcy process.	On May 27, 2020, LATAM Airlines Peru submitted a request for a preventive bankruptcy process before the Indecopi of Peru and is awaiting admission.	-0-

LATAM Finance Limited	Grand Court of the Cayman Islands	-	Request for a provisional bankruptcy process.	On May 26, 2020, LATAM Finance Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. Currently the proceeding remains open.	-0-

Peuco Finance Limited	Grand Court of the Cayman Islands	-	Request for a provisional bankruptcy process.	On May 26, 2020, Peuco Finance Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on May 27, 2020 by the Grand Court of the Cayman Islands. Currently the proceeding remains open.	-0-

Piquero Leasing Limited	Grand Court of the Cayman Islands	-	Request for a provisional bankruptcy process.	On July 07, 2020, Piquero Leasing Limited submitted a request for a provisional liquidation, covered in the reorganization proceeding filed before the Bankruptcy Court of the United States of America, which was accepted on July 10, 2020, by the Grand Court of the Cayman Islands. Currently the proceeding remains open.	-0-

Peuco Finance Limited	Grand Court of the Cayman Islands	-	A petition for a provisional liquidation.	On September 28, 2020, Peuco Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active.	-0-

LATAM Finance Limited	Grand Court of the Cayman Islands	-	A petition for a provisional liquidation.	On September 28, 2020, LATAM Finance Limited filed a petition to suspend the liquidation. On October 9, 2020, the Grand Court of Cayman Islands accepted the petition and extended the status of temporary liquidation for a period of 6 months. The lawsuit continues to be active.	-0-

Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$

LATAM Airlines Group S.A. y Lan Cargo S.A.	European Commission.		Investigation of alleged infringements to free competition of cargo airlines, especially fuel surcharge. On December 26th, 2007, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the instruction process against twenty five cargo airlines, including Lan Cargo S.A., for alleged breaches of competition in the air cargo market in Europe, especially the alleged fixed fuel surcharge and freight.

On April 14th, 2008, the notification of the European Commission was replied. The appeal was filed on January 24, 2011.

On May 11, 2015, we attended a hearing at which we petitioned for the vacation of the Decision based on discrepancies in the Decision between the operating section, which mentions four infringements (depending on the routes involved) but refers to Lan in only one of those four routes; and the ruling section (which mentions one single conjoint infraction).

On November 9th, 2010, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the imposition of a fine in the amount of THUS$10,072 (8.220.000 Euros)

This fine is being appealed by Lan Cargo S.A. and LATAM Airlines Group S.A. On December 16, 2015, the European Court of Justice revoked the Commission’s decision because of discrepancies. The European Commission did not appeal the decision, but presented a new one on March 17, 2017 reiterating the imposition of the same fine on the eleven original airlines. The fine totals 776,465,000 Euros. It imposed the same fine as before on Lan Cargo and its parent, LATAM Airlines Group S.A., totaling 8.2 million Euros. On May 31, 2017 Lan Cargo S.A. and LATAM Airlines Group S.A. filed a petition with the General Court of the European Union seeking vacation of this decision. We presented our defense in December 2017. On July 12, 2019, we attended a hearing before the European Court of Justice to confirm our petition for vacation of judgment or otherwise, a reduction in the amount of the fine. LATAM AIRLINES GROUP, S.A. expects that the ruling by the General Court of the European Union may reduce the amount of this fine. On December 17, 2020, the European Commission submitted proof of claim for the total amount of the fine (KUS$10,072 or €8,220,000) to the New York Court hearing the Chapter 11 procedure petitioned by LATAM Airlines Group, S.A. and LAN Cargo, S.A. in May 2020.

10,072
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Lan Cargo S.A. y LATAM Airlines Group S.A.	In the High Court of Justice Chancery División (England) Ovre Romerike District Court (Norway) y Directie Juridische Zaken Afdeling Ceveil Recht (Netherlands), Cologne Regional Court (Landgerich Köln Germany).		Lawsuits filed against European airlines by users of freight services in private lawsuits as a result of the investigation into alleged breaches of competition of cargo airlines, especially fuel surcharge. Lan Cargo S.A. and LATAM Airlines Group S.A., have been sued in court proceedings directly and/or in third party, based in England, Norway, the Netherlands and Germany.	Cases are in the uncovering evidence stage. In the case in England, mediation was held with nearly all the airlines involved in the aim of attempting to reach an agreement. It began in September, and LATAM Airlines Group S.A. reached an agreement for approximately GBP 636,000. A settlement was signed in December 2018 and payment was made in January 2019. This lawsuit ended for all plaintiffs in the class action, except for one who signed a settlement for approximately GBP 222,469.63 in December 2019. The payment was made in January 2020 and concluded the entire lawsuit in England. The amount remains undetermined for the lawsuits in the remaining countries (Norway, the Netherlands and Germany). In the case of Germany, the suspension of the case has been requested, relying on the financial reorganization procedure requested by LATAM Airlines Group, S.A. and LAN CARGO, S.A. in the United States (Chapter 11) in May 2020. The German Court has not yet ruled on this request. DB Barnsdale AG; British Airways; KLM; Martinair; Air France; Lufthansa; Lufthansa Cargo and Swiss Air filed a claim with the U.S. Bankruptcy Court before the deadline that creditors had to present their Chapter 11 claims, which must be processed accordingly.	-0-

Aerolinhas Brasileiras S.A.	Federal Justice.	0008285-53.2015.403.6105	An action seeking to quash a decision and petioning for early protection in order to obgain a revocation of the penalty imposed by the Brazilian Competition Authority (CADE) in the investigation of cargo airlines alleged fair trade violations, in particular the fuel surcharge.	This action was filed by presenting a guaranty – policy – in order to suspend the effects of the CADE’s decision regarding the payment of the following fines: (i) ABSA: ThUS$10,438; (ii) Norberto Jochmann: ThUS$201; (iii) Hernan Merino: ThUS$ 102; (iv) Felipe Meyer:ThUS$ 102. The action also deals with the affirmative obligation required by the CADE consisting of the duty to publish the condemnation in a widely circulating newspaper. This obligation had also been stayed by the court of federal justice in this process. Awaiting CADE’s statement. ABSA began a judicial review in search of an additional reduction in the fine amount. The Judge’s decision was published on March 12, 2019, and we filed an appeal against it on March 13, 2019	8,353

Aerolinhas Brasileiras S.A.	Federal Justice.	0001872-58.2014.4.03.6105	An annulment action with a motion for preliminary injunction, was filed on 28/02/2014, in order to cancel tax debts of PIS, CONFINS, IPI and II, connected with the administrative process 10831.005704/2006.43.	We have been waiting since August 21, 2015 for a statement by Serasa on TAM’s letter of indemnity and a statement by the Union. The statement was authenticated on January 29, 2016. A new insurance policy was submitted on March 30, 2016 with the change to the guarantee requested by PGFN. On 05/20/2016 the process was sent to PGFN, which was manifested on 06/03/2016. The Decision denied the company’s request in the lawsuit. The court (TRF3) made a decision to eliminate part of the debt and keep the other part (already owed by the Company, but which it has to pay only at the end of the process: KUS$3,283– R$17,063,902.35). We must await a decision on the Treasury appeal.	8,875
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Tam Linhas Aéreas S.A.	Court of the Second Region.	2001.51.01.012530-0	Ordinary judicial action brought for the purpose of declaring the nonexistence of legal relationship obligating the company to collect the Air Fund.

Unfavorable court decision in first instance. Currently expecting the ruling on the appeal filed by the company.

In order to suspend chargeability of Tax Credit a Guaranty Deposit to the Court was delivered for R$ 260.223.373,10-original amount in 2012/2013, which currently equals THUS$63,256. The court decision requesting that the Expert make all clarifications requested by the parties in a period of 30 days was published on March 29, 2016. The plaintiffs’ submitted a petition on June 21, 2016 requesting acceptance of the opinion of their consultant and an urgent ruling on the dispute. No amount additional to the deposit that has already been made is required if this case is lost.

					68,821

Tam Linhas Aéreas S.A.	Internal Revenue Service of Brazil.	10880.725950/2011-05	Compensation credits of the Social Integration Program (PIS) and Contribution for Social Security Financing (COFINS) Declared on DCOMPs.	The objection (manifestação de inconformidade) filed by the company was rejected, which is why the voluntary appeal was filed. The case was assigned to the 1st Ordinary Group of Brazil’s Administrative Council of Tax Appeals (CARF) on June 8, 2015. TAM’s appeal was included in the CARF session held August 25, 2016. An agreement that converted the proceedings into a formal case was published on October 7, 2016. The amount has been reduced after some set-offs were approved by the Department of Federal Revenue of Brazil.	20,732
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$

Aerovías de Integración Regional, AIRES S.A.	United States Court of Appeals for the Eleventh Circuit, Florida, U.S.A. 45th Civil Court of the Bogota Circuit in Colombia.	2013-20319 CA 01

The July 30th, 2012 Aerovías de Integración Recional, Aires S.A. (LATAM AIRLINES COLOMBIA) initiated a legal process in Colombia against Regional One INC and Volvo Aero Services LLC, to declare that these companies are civilly liable for moral and material damages caused to LATAM AIRLINES COLOMBIA arising from breach of contractual obligations of the aircraft HK-4107.

The June 20th, 2013 AIRES SA And / Or LATAM AIRLINES COLOMBIA was notified of the lawsuit filed in U.S. for Regional One INC and Dash 224 LLC for damages caused by the aircraft HK-4107 arguing failure of LATAM AIRLINES GROUP S.A. customs duty to obtain import declaration when the aircraft in April 2010 entered Colombia for maintenance required by Regional One.

Colombia. This case is being heard by the 45th Civil Court of the Bogota Circuit in Colombia. Statements were taken from witnesses presented by REGIONAL ONE and VAS on February 12, 2018. The court received the expert opinions requested by REGIONAL ONE and VAS and given their petition, it asked the experts to expand upon their opinions. It also changed the experts requested by LATAM AIRLINES COLOMBIA. The case was brought before the Court on September 10, 2018 and these rulings are pending processing so that a new hearing can be scheduled. On October 31, 2018, the judge postponed the deadline for the parties to answer the objection because of a serious error brought to light by VAS regarding the translation submitted by the expert. The process has been in the judge’s chambers since March 11, 2019 to decide on replacing the damage estimation expert as requested by LATAM AIRLINES COLOMBIA. The one previously appointed did not take office. A petition has also been made by VAS objecting to the translation of the documents in English into Spanish due to serious mistakes, which was served to the parties in October 2018. The 45th Civil Circuit Court issued an order on August 13, 2019 that did not decide on the pending matters but rather voided all actions since September 14, 2018 and ordered the case to be referred to the 46th Civil Circuit Court according to article 121 of the General Code of Procedure. Said article says that court decisions must be rendered in no more than one (1) year as from the service of the court order admitting the claim. If that period expires without any ruling being issued, the Judge will automatically forfeit competence over the proceedings and must give the Administrative Room of the Superior Council of the Judiciary notice of that fact the next day, in addition to referring the case file to the next sitting judge in line, who will have competence and will issue a ruling in no more than 6 months. The case was sent to the 46th Civil Circuit Court on September 4, 2019, which claims that there was a competence conflict and then sent the case to the Superior Court of Bogotá to decide which court, the 45th or 46th, had to continue with the case. The Court decided that 45th Civil Circuit Court should continue with the case, so this Court on 01/15/2020 has reactivated the procedural process ordering the transfer to the parties of the objection presented by VAS for serious error of the translation to Spanish of documents provided in English. On 02/24/2020 it declares that the parties did not rule on the objection presented by VAS and requires the plaintiff to submit an expert opinion of damages corresponding to the claims of the lawsuit through its channel. Since 03/16/20 a suspension of terms is filed in Courts due to the pandemic. Judicial terms were reactivated on July 1, 2020. On September 18, 2020, an expert opinion on damages was submitted that had been requested by the Court. The Court ordered service of the ruling to the parties on December 12, 2020.

Florida. On June 4, 2019, the State Court of Florida allowed REGIONAL ONE to add a new claim against LATAM AIRLINES COLOMBIA for default on a verbal contract. Given the new claim, LATAM AIRLINES COLOMBIA petitioned that the Court postpone the trial to August 2019 to have the time to investigate the facts alleged by REGIONAL ONE to prove a verbal contract. The facts discovery phase continued, including the verbal statements of the experts of both sides, which have been taking place since March 2020. Given the Covid-19 pandemic and the suspension of trials in the County of Miami-Dade, the Court canceled the trial scheduled for June 2020. In addition, the claims against Aires have been suspended given the request for reorganization filed by LATAM AIRLINES GROUP SA and some of its subsidiaries, including Aires, on May 26, 2020, under Chapter 11 of the United States Bankruptcy Code. Dash and Regional One filed a claim with the U.S. Bankruptcy Court in December 2020 before the deadline that creditors had to present their Chapter 11 claims, which must be processed accordingly.

12,443
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

Tam Linhas Aéreas S.A.	Internal Revenue Service of Brazil	10880.722.355/2014-52	On August 19th, 2014 the Federal Tax Service issued a notice of violation stating that compensation credits Program (PIS) and the Contribution for the Financing of Social Security COFINS by TAM are not directly related to the activity of air transport.	An administrative objection was filed on September 17th, 2014. A first-instance ruling was rendered on June 1, 2016 that was partially favorable. The separate fine was revoked. A voluntary appeal was filed on June 30, 2016, which is pending a decision by CARF. On September 9, 2016, the case was referred to the Second Division, Fourth Chamber, of the Third Section of the Administrative Council of Tax Appeals (CARF). In September 2019, the Court rejected the appeal of the Hacienda Nacional. Hacienda Nacional filed a complaint that was denied by the Court.	52,024

TAM Linhas Aéreas S.A.	Sao Paulo Labor Court, Sao Paulo	1001531- 73.2016.5.02.0710	The Ministry of Labor filed an action seeking that the company adapt the ergonomics and comfort of seats.	In August 2016, the Ministry of Labor filed a new lawsuit before the competent Labor Court in Sao Paulo, in the same terms as case 0000009-45.2016.5.02.090, as previously reported, the hearing date is set for October 22, 2018. We were served the decision completely dismissing the claim in March 2019, against which the plaintiff has filed an appeal. We are now awaiting the hearing by the Court of Appeals.	15,260

TAM Linhas Aéreas S.A.	Ministerio de Trabajo	0001734- 78.2014.5.02.0045	This action was filed by the Ministry of Labor seeking compliance with the laws on rest time, overtime and similar issues. It is before the São Paulo Labor Court.	Initial stage. It could potentially impact operations and control of employees’ working hours. The case was won at the trial court level, but the Public Prosecutor appealed that decision, which failed at the appellate court level. The Prosecutor then filed a motion requesting clarification that he later withdrew. He proposed taking it as far as the supreme court, but he did not go through with it. The Prosecutor has filed a remedy internally that is pending a decision by the Labor Supreme Court (TST).	18,243

LATAM Airlines Group S.A.	22° Civil Court of Santiago	C-29.945-2016

The Company received notice of a civil liability

claim by Inversiones Ranco Tres S.A. on January 18, 2017. It is represented by Mr. Jorge Enrique Said Yarur. It was filed against LATAM Airlines Group S.A. for an alleged contractual default by the Company and against Ramon Eblen Kadiz, Jorge Awad Mehech, Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, directors and officers, for alleged breaches of their duties. In the case of Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, it alleges a breach, as controllers of the Company, of their duties under the incorporation agreement. LATAM has retained legal counsel specializing in this area to defend it.

				The claim was answered on March 22, 2017 and the plaintiff filed its replication on April 4, 2017. LATAM filed its rejoinder on April 13, 2017, which concluded the argument stage of the lawsuit. A reconciliation hearing was held on May 2, 2017, but the parties did not reach an agreement. The Court issued the evidentiary decree on May 12, 2017. We filed a petition for reconsideration because we disagreed with certain points of evidence. That petition was partially sustained by the Court on June 27, 2017. The evidentiary stage commenced and then concluded on July 20, 2017. Observations to the evidence must now be presented. That period expires August 1, 2017. We filed our observations to the evidence on August 1, 2017. We were served the decision on December 13, 2017 that dismissed the claim since LATAM was in no way liable. The plaintiff filed an appeal on December 26, 2017. Arguments were pled before the Santiago Court of Appeals on April 23, 2019, and on April 30, 2019, this Court confirmed the ruling of the trial court absolving LATAM. The losing party was ordered to pay costs in both cases. On May 18, 2019, Inversiones Ranco Tres S.A. filed a remedy of vacation of judgment based on technicalities and on substance against the Appellate Court decision. The Appellate Court admitted both appeals on May 29, 2019 and the appeals are pending a hearing by the Supreme Court.	18,646
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

TAM Linhas Aéreas S.A.	10th Jurisdiction of Federal Tax Enforcement of Sao Paulo	0061196-68.2016.4.03.6182	Tax Enforcement Lien No. 0020869-47.2017.4.03.6182 on Profit-Based Social Contributions from 2004 to 2007.	This tax enforcement was referred to the 10th Federal Jurisdiction on February 16, 2017. A petition reporting our request to submit collateral was recorded on April 18, 2017. At this time, the period is pending for the plaintiff to respond to our petition. The bond was replaced. We are waiting for the evidentiary period to begin.	31,392

TAM Linhas Aéreas S.A.	Department of Federal Revenue of Brazil	5002912.29.2019.4.03.6100	A lawsuit disputing the debit in the administrative proceeding 16643.000085/2009-47, reported in previous notes, consisting of a notice demanding recovery of the Income and Social Assessment Tax on the net profit (SCL) resulting from the itemization of royalties and use of the TAM trademark	The lawsuit was assigned on February 28, 2019. A decision was rendered on March 1, 2019 stating that no guarantee was required. Actualmente, debemos esperar la decisión final. On 04/06/2020 TAM Linhas Aéreas S.A. had a favorable decision (sentence). The National Treasury can appeal. Today, we await the final decision.	8,862

TAM Linhas Aéreas S.A	Delegacía de Receita Federal	10611.720630/2017-16	This is an administrative claim about a fine for the incorrectness of an import declaration.	The administrative defensive arguments were presented September 28, 2017. The Court dismissed the Company’s appeal in August 2019. Then on September 17, 2019, Company filed a special appeal (CRSF (Higher Tax Appeals Chamber)) that is pending a decision.	16,204

TAM Linhas Aéreas S.A	Delegacía de Receita Federal	10611.720852/2016-58	An improper charge of the Contribution for the Financing of Social Security (COFINS) on an import	We are currently awaiting a decision. There is no predictable decision date because it depends on the court of the government agency.	11,598

TAM Linhas Aéreas S.A	Delegacía de Receita Federal	16692.721.933/2017-80	The Internal Revenue Service of Brazil issued a notice of violation because TAM applied for credits offsetting the contributions for the Social Integration Program (PIS) and the Social Security Funding Contribution (COFINS) that do not bear a direct relationship to air transport (Referring to 2012).	An administrative defense was presented on May 29, 2018.	24,926

SNEA (Sindicato Nacional das empresas aeroviárias)	União Federal	0012177-54.2016.4.01.3400	A claim against the 72% increase in airport control fees (TAT-ADR) and approach control fees (TAT-APP) charged by the Airspace Control Department (“DECEA”).	A decision is now pending on the appeal presented by SNEA.	58,919

TAM Linhas Aéreas S/A	União Federal	2001.51.01.020420-0	TAM and other airlines filed a recourse claim seeking a finding that there is no legal or tax basis to be released from collecting the Additional Airport Fee (“ATAERO”).	A decision by the superior court is pending. The amount is indeterminate because even though TAM is the plaintiff, if the ruling is against it, it could be ordered to pay a fee.	-0-

TAM Linhas Aéreas S/A	Delegacia da Receita Federal	10880-900.424/2018-07	This is a claim for a negative Legal Entity Income Tax (IRPJ) balance for the 2014 calendar year (2015 fiscal year) because set-offs were not allowed.	The administrative defensive arguments were presented March 19, 2018. An administrative decision is now pending.	13,667

TAM Linhas Aéreas S/A	Department of Federal Revenue of Brazil	19515-720.823/2018-11	An administrative claim to collect alleged differences in SAT payments for the periods 11/2013 to 12/2017.	A defense was presented on November 28, 2018. The Court dismissed the Company’s appeal in August 2019. Then on September 17, 2019, Company filed a voluntary appeal (CRSF (Administrative Tax Appeals Board)) that is pending a decision.	95,878
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

TAM Linhas Aéreas S/A	Department of Federal Revenue of Brazil	10880.938832/2013-19	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the second quarter of 2011, which were determined to be in the non-cumulative system	An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	12,815

TAM Linhas Aéreas S/A	Department of Federal Revenue of Brazil	10880.938834/2013-16	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the third quarter of 2011, which were determined to be in the non-cumulative system.	An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	9,370

TAM Linhas Aéreas S/A	Department of Federal Revenue of Brazil	10880.938837/2013-41	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the fourth quarter of 2011, which were determined to be in the non-cumulative system.	An administrative defense was argued on March 19, 2019. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	12,556

TAM Linhas Aéreas S/A	Department of Federal Revenue of Brazil	10880.938838/2013-96	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the first quarter of 2012, which were determined to be in the non-cumulative system.	We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	8,665

TAM Linhas Aéreas S/A	Department of Federal Revenue of Brazil	0012541-56.2016.5.03.0144	A class action in which the Union is petitioning that TAM be ordered to make payment of the correct calculation of Sundays and holidays.	A hearing was set for December 17, 2019. On 04/30/2020, we were notified of the unfavorable court ruling in the first instance, filing an appeal. The Court of Appeals confirmed the trial court’s decision.	12,272

LATAM Airlines Argentina	Commercial Trial Court No. 15 of Buenos Aires.	11479/2012	Proconsumer and Rafaella Cabrera filed a claim citing discriminating fees charged to foreign users as compared to domestic users for services retained in Argentina.	The trial court judge dismissed Mrs. Cabrera’s claim on March 7, 2019 and sustained the motion of lack of standing entered by Proconsumer. The ruling was appealed by the plaintiff on April 8, 2019 and will be decided by Room D.	-0-

LATAM Airlines Group Argentina, Brasil, Perú, Ecuador, y TAM Mercosur.	Commercial and Civil Trial Court No. 11 of Buenos Aires.	1408/2017	Consumidores Libres Coop. Ltda. filed this claim on March 14, 2017 regarding a provision of services. It petitioned for the reimbursement of certain fees or the difference in fees charged for passengers who purchased a ticket in the last 10 years but did not use it.	Federal Commercial and Civil Trial Court No. 11 in the city of Buenos Aires. After two years of arguments on jurisdiction and competence, the claim was assigned to this court and an answer was filed on March 19, 2019	-0-

TAM Linhas Aéreas S.A	Department of Federal Revenue of Brazil	10.880.938842/2013-54	The decision denied the petition for reassignment and did not equate the CONFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system.	We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	9,169

TAM Linhas Aéreas S.A	Department of Federal Revenue of Brazil	10.880.93844/2013-43	The decision denied the petition for reassignment and did not equate the CONFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system.	We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	8,655

TAM Linhas Aéreas S.A	Department of Federal Revenue of Brazil	10880.938841/2013-18	The decision denied the petition for reassignment and did not equate the CONFINS credit statements for the second quarter of 2012 that had been determined to be in the non-accumulative system.	We presented our administrative defense. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	8,189
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

TAM Linhas Aéreas S.A	Receita Federal de Brasil	10840.727719/2019-71	Collection of PIS / COFINS tax for the period of 2014.	We presented our administrative defense on January 11, 2020. The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	33,551

Latam-Airlines Ecuador S.A.	Tribunal Distrital de lo Fiscal	17509-2014-0088	An audit of the 2006 Income Tax Return that disallowed fuel expenses, fees and other items because the necessary support was not provided, according to Management.	On August 6, 2018, the District Tax Claims Court rendered a decision denying the request for a refund of a mistaken payment. An appeal seeking vacation of this judgment by the Court was filed on September 5th and we are awaiting a decision by the Appellate judges. As of December 31, 2018, the lawyers believe that the probability of recovering this amount has fallen by 30% to 40%, so the provision was increased to $8.7 million. We have applied IFRIC 23 as of 12/31/19 because of the percentage loss (more than 50%), and we have recorded the entire provision in the income tax item.	12,505

Latam Airlines Group S.A.	Southern District of Florida. United States District Court	19cv23965	A lawsuit filed by Jose Ramon Lopez Regueiro against American Airlines Inc. and Latam Airlines Group S.A. seeking an indemnity for damages caused by the commercial use of the Jose Marti International Airport in Cuba that he says were repaired and reconditioned by his family before the change in government in 1959.	Latam Airlines Group S.A. was served this claim on September 27, 2019. LATAM Airlines Group filed a motion to dismiss on November 26, 2019. In response, a motion to suspend discovery was filed on December 23, 2019 while the Court was deciding on the motion to dismiss. On April 6, 2020 the Court issued a Temporary Suspension Order given the inability to proceed with the case on a regular basis as a result of the indefinite duration and restrictions of the global pandemic. The parties must notify the Court monthly of the possibility of moving forward. The provision is undetermined.	-0-

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910559/2017-91	Compensation non equate by Cofins	It is about the non-approved compensation of Cofins. Administrative defense submitted (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	10,185

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910547/2017-67	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	11,839

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910553/2017-14	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	11,324
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910555/2017-11	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	11,976

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910560/2017-16	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	10,354

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910550/2017-81	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	12,117
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
					ThUS$

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910549/2017-56	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	10,153

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.910557/2017-01	Compensation non equate by Cofins	We presented our administrative defense (Manifestação de Inconformidade). The Court dismissed the Company’s defense in December 2020. The Company filed a voluntary appeal to the Brazilian Administrative Council of Tax Appeals (CARF) that is pending a decision.	9,604

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10840.722712/2020-05	Administrative trial that deals with the collection of PIS/Cofins proportionality (fiscal year 2015).	We presented our administrative defense (Manifestação de Inconformidade). A decision is pending.	26,454

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.978948/2019-86	It is about the non-approved compensation/reimbursement of Cofins for the 4th Quarter of 2015.	TAM filed its administrative defense on July 14, 2020. A decision is pending.	15,114

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.978946/2019-97	It is about the non-approved compensation/reimbursement of Cofins for the 3th Quarter of 2015	TAM filed its administrative defense on July 14, 2020. A decision is pending.	9,159

TAM Linhas Aéreas S.A.	Receita Federal de Brasil	10880.978944/2019-06	It is about the non-approved compensation/reimbursement of Cofins for the 2th Quarter of 2015	TAM filed its administrative defense on July 14, 2020. A decision is pending.	9,723
Company	Court	Case Number	Origin	Stage of trial	Amounts Committed (*)
ThUS$

Latam Airlines Group S.A	23° Juzgado Civil de Santiago	C-8498-2020	Class Action Lawsuit filed by the National Corporation of Consumers and Users (CONADECUS) against LATAM Airlines Group S.A. for alleged breaches of the Law on Protection of Consumer Rights due to flight cancellations caused by the COVID-19 Pandemic, requesting the nullity of possible abusive clauses, the imposition of fines and compensation for damages in defense of the collective interest of consumers. LATAM has hired specialist lawyers to undertake its defense.

On 06/25/2020 we were notified of the lawsuit. On 04/07/2020 we filed a motion for reversal against the ruling that declared the action filed by CONADECUS admissible, the decision is pending to date. On 07/11/2020 we requested the Court to comply with the suspension of this case, ruled by the 2nd Civil Court of Santiago, in recognition of the foreign reorganization procedure pursuant to Law No. 20,720, for the entire period that said proceeding lasts, a request that was accepted by the Court. CONADECUS filed a remedy of reconsideration and an appeal against this resolution should the remedy of reconsideration be dismissed. The Court dismissed the reconsideration on August 3, 2020, but admitted the appeal. The appeal is currently pending before the Santiago Court of Appeals. The amount at the moment is undetermined.

New York Case. Parallel to the lawsuit in Chile, on August 31, 2020, CONADECUS filed on appeal with U.S. Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”) because of the automatic suspension imposed by Section 362 of the U.S. Bankruptcy Code that, among other things, prohibits the parties from filing or continuing with claims that involve a preliminary petition against the Borrowers. CONADECUS petitioned (i) for a stay of the automatic suspension to the extent necessary to continue with the class action against LATAM in Chile and (ii) for a joint hearing by the Bankruptcy Court and the Second Civil Court of Santiago in Chile (the “Chile Insolvency Court”) to hear the matters relating to the claims of CONADECUS in Chile. On December 18, 2020, the Bankruptcy Court sustained part of CONADECUS’s petition, but only to allow it to continue its appeal against the decision by the 23rd Civil Court of Santiago and solely so that the Court of Appeals can decide whether or not a stay is admissible under Chilean insolvency law. On December 31, 2020, CONADECUS petitioned to continue with its appeal against the decision by the 25th Civil Court that approved the reconciliation between AGRECU and LATAM.

-0-

Latam Airlines Group S.A	23° Juzgado Civil de Santiago	C-8903-2020	Class Action Lawsuit filed by AGRECU against LATAM Airlines Group S.A. for alleged breaches of the Law on Protection of Consumer Rights due to flight cancellations caused by the COVID-19 Pandemic, requesting the nullity of possible abusive clauses, the imposition of fines and compensation for damages in defense of the collective interest of consumers. LATAM has hired specialist lawyers to undertake its defense.	On July 7, 2020 we were notified of the lawsuit. We filed our answer to the claim on August 21, 2020. A settlement was reached with AGRECU at that hearing that was approved by the Court on October 5, 2020. On October 7, 2020, the 25th Civil Court confirmed that the decision approving the settlement was final and binding. CONADECUS filed a brief on October 4, 2020 to become a party and oppose the agreement, which was dismissed on October 5, 2020. It petitioned for an official correction on October 8, 2020 and the annulment of all proceedings on October 22, 2020, which were dismissed, costs payable by CONADECUS, on November 16, 2020 and November 20, 2020, respectively. CONADECUS still has appeals pending against these decisions. The amount at the moment is undetermined.	-0-